Related-Party Transactions (Details) - Draft Kings Inc - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Media Purchase Agreement
Related Party Transaction [Line Items]
2017	$ 15,000
2018	15,000
2019	15,000
2020	15,000
2021	15,000
Additional contingent commitment	5,000
Related party expense	8,411,000	$ 23,313,000
Due to related party	2,413,000	428,000
Media Purchase Agreement | Amended agreement
Related Party Transaction [Line Items]
2019	(5,000)
2020	5,000
2021	5,000
Aggregate commitment	15,000
DKFC, an equity method affiliate
Related Party Transaction [Line Items]
Receivables from related party	959,000
Series E-1 redeemable convertible preferred stock | Private Placement Agent
Related Party Transaction [Line Items]
Related party expense	0	0	$ 2,066,000
Temporary equity owned by related party	$ 119,752,000	$ 119,427,000